UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the quarter ended:                      June 30, 2012
Check here if Amendment [_];  Amendment Number
This amendment (check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Thomas H. Lee Partners, L.P.
Address:   100 Federal Street, 35th Floor
           Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles P. Holden
Title:     Managing Director and Chief Financial Officer
Phone:     (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 25th day of July, 2012.


Thomas H. Lee Partners, L.P.
----------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
------------------------------
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers              0
Form 13F Information Table Entry Total         10
Form 13F Information Table Value Total         $3,557,143,058

       Name:            13F File No.:         Name:          13F File No.:

1.                                    6.
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2.                                    7.
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3.                                    8.
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4.                                    9.
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5.                                    10.
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

Item 1           Item 2     Item 3    Item 4     Item 5               Item 6               Item 7                Item 8
------           ------     ------    ------     ------               ------               ------                ------
                                                              Investment Discretion
                                                           ---------------------------                      Voting Authority
                                      Fair                    (a)      (b)        (c)                 -----------------------------
                                      Market    Shares of           Shared as    Shared   Managers             (Shares)
Name of         Title of    CUSIP     Value     Principal    Sole   Defined in   Other      see        (a)        (b)          (c)
Issuer           Class      Number   (x$1,000)    Amount             Instr.V              Instr.V     Sole      Shared         No
------          -------     ------   ---------  ---------    ----   ----------   -----    -------     ----      ------        -----


Cumulus
Media, Inc.     Common   231082108      13,663    4,539,248   4,539,248                                4,539,248

Cumulus
Media, Inc.   Warrants   231082116      15,440    5,146,863   5,146,863                                5,146,863

Dunkin'
Brands, Inc.    Common   265504100     413,759   12,048,901  12,048,901                               12,048,901

Fidelity
National
Information
Systems, Inc.   Common   31620M106     431,392   12,658,230  12,658,230                               12,658,230

First BanCorp.  Common   318672706     200,710   50,684,485  50,684,485                               50,684,485

MoneyGram
International
Inc.            Common   60935Y109     527,470   36,128,063  36,128,063                               36,128,063

Nielsen
Holdings N.V.   Common   N63218106   1,250,189   47,680,731  47,680,731                               47,680,731

Sterling
Financial
Corporation     Common   859319105     244,590   12,948,112  12,948,112                               12,948,112

Sterling
Financial
Corporation   Warrants   859319303      10,093    1,312,500   1,312,500                                1,312,500

Warner
Chilcott
Limited         Common   G9435N108     449,836   25,088,432  25,088,432                               25,088,432
